PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Jul. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment stated at cost less accumulated depreciation consisted of the following:

	As of July 31,
	2019	2018
Office equipment	$64,126	$48,907
Furniture	34,489	29,880
Total	98,615	78,787
Less: accumulated depreciation	(49,586)	(29,409)
Property and equipment, net	$49,029	$49,378

Depreciation expense was $20,615,  $16,458, and $11,320 for the years ended July 30, 2019, 2018, and 2017, respectively.